--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER

             Distribution Report Pursuant to Section 13 or 15(d) of
                       the Securities Exchange Act of 1934

For the monthly distribution period from September 1, 2006 to September 30, 2006

             Commission File Number of issuing entity: 333-131760-02

                          CHASE AUTO OWNER TRUST 2006-B
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131760

                    JPMORGAN CHASE BANK, NATIONAL ASSOCIATION
              (Exact name of depositor as specified in its charter)

                    JPMORGAN CHASE BANK, NATIONAL ASSOCIATION
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                (State or other jurisdiction of incorporation or
                      organization of the issuing entity)

                                   13-4994650
                      (I.R.S. Employer Identification No.)

1111 Polaris Parkway, Columbus Ohio                                 43240
-----------------------------------                                 -----
(Address of principal executive offices                           (Zip Code)
      of issuing entity)

                                 (800) 992-7169
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

Each class of securities to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of securities to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes |X| No |_|

--------------------------------------------------------------------------------

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1

                           PART II - OTHER INFORMATION

ITEM 9 - Exhibits

(a) The following is a list of documents filed as part of this Report on Form 10-D:

      Exhibit 99.1 Monthly Report relating to October 16, 2006 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

--------------------------------------------------------------------------------

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:   October 19, 2006

                                       JPMORGAN CHASE BANK, NATIONAL ASSOCIATION
                                       (Depositor)

                                       By: /s/ William J. Schiralli
                                          ---------------------------------
                                           Name: William J. Schiralli
                                           Title: Vice President


                                  EXHIBIT INDEX

Exhibit No.   Description
----------    ------------------------------------------------------------------
99.1          Monthly Report relating to distribution on October 16, 2006.


--------------------------------------------------------------------------------

                                                                     Page 1 of 6
                          Chase Auto Owner Trust 2006-B
                                October 16, 2006

                             DISTRIBUTION IN DOLLARS

-------  ----------------   ----------------   -------------   -------------   -------------   ----   ----------   --------------
CLASS       ORIGINAL FACE       BEGINNING        PRINCIPAL       INTEREST          TOTAL     REALIZED  DEFERRED        ENDING
              VALUE             PRINCIPAL                                                     LOSSES   INTEREST       PRINCIPAL
                                 BALANCE                                                                               BALANCE
-------  ----------------   ----------------   -------------   -------------   -------------   ----   ----------   --------------
  A1       248,000,000.00     248,000,000.00   60,092,905.54    1,197,013.33   61,289,918.87   0.00         0.00   187,907,094.46
-------  ----------------   ----------------   -------------   -------------   -------------   ----   ----------   --------------
  A2       284,000,000.00     284,000,000.00            0.00    1,332,906.67    1,332,906.67   0.00         0.00   284,000,000.00
-------  ----------------   ----------------   -------------   -------------   -------------   ----   ----------   --------------
  A3       333,000,000.00     333,000,000.00            0.00    1,518,480.00    1,518,480.00   0.00         0.00   333,000,000.00
-------  ----------------   ----------------   -------------   -------------   -------------   ----   ----------   --------------
  A4       270,390,000.00     270,390,000.00            0.00    1,228,171.47    1,228,171.47   0.00         0.00   270,390,000.00
-------  ----------------   ----------------   -------------   -------------   -------------   ----   ----------   --------------
  B         26,270,000.00      26,270,000.00            0.00      122,359.82      122,359.82   0.00         0.00    26,270,000.00
-------  ----------------   ----------------   -------------   -------------   -------------   ----   ----------   --------------
TOTALS   1,161,660,000.00   1,161,660,000.00   60,092,905.54    5,398,931.29   65,491,836.83   0.00         0.00 1,101,567,094.46
-------  ----------------   ----------------   -------------   -------------   -------------   ----   ----------   --------------



                     ACTOR INFORMATION PER $1000 OF ORIGINAL FACE                           PASS-THROUGH RATES

------   ---------   --------------   ------------   ----------   ------------   --------------   ------   ---------
CLASS      CUSIP       BEGINNING        PRINCIPAL     INTEREST       TOTAL      ENDING PRINCIPAL  CLASS     CURRENT
                       PRINCIPAL                                                                           PASS-THRU
                                                                                                             RATE
------   ---------   --------------   ------------   ----------   ------------   --------------   ------   ---------
  A1     N/A         1,000.00000000   242.31010298   4.82666665   247.13676964     757.68989702    A1      5.430000%
------   ---------   --------------   ------------   ----------   ------------   --------------   ------   ---------
  A2     161444AA2   1,000.00000000     0.00000000   4.69333335     4.69333335   1,000.00000000    A2      5.280000%
------   ---------   --------------   ------------   ----------   ------------   --------------   ------   ---------
  A3     161444AB0   1,000.00000000     0.00000000   4.56000000     4.56000000   1,000.00000000    A3      5.130000%
------   ---------   --------------   ------------   ----------   ------------   --------------   ------   ---------
  A4     161444AC8   1,000.00000000     0.00000000   4.54222223     4.54222223   1,000.00000000    A4      5.110000%
------   ---------   --------------   ------------   ----------   ------------   --------------   ------   ---------
  B      161444AD6   1,000.00000000     0.00000000   4.65777769     4.65777769   1,000.00000000    B1       5.240000%
------   ---------   --------------   ------------   ----------   ------------   --------------   ------   ---------
TOTALS               1,000.00000000    51.73020121   4.64760024    56.37780145     948.26979879
------   ---------   --------------   ------------   ----------   ------------   --------------   ------   ---------

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                          ADMINISTRATOR LISTED BELOW:

                                  Pattie L Kong
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            600 Travis St, 9th Floor,
                              Houston, Texas 77002
                    Tel: (713) 216-3684 / Fax: (713) 216-4880
                        Email: pattie.l.kong@jpmchase.com

            Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                                                                     Page 2 of 6
                          Chase Auto Owner Trust 2006-B
                                October 16, 2006

                            STATEMENT TO CERTIFICATEHOLDERS

                            Beginning Collection Period                 08/19/06
                            Ending Collection Period                    09/30/06
                            Beginning Interest Accrual Period           09/13/06
                            Ending Interest Accrual Period              10/14/06
                            Determination Date                          10/12/06
                            Record Date                                 10/13/06
                            Payment Date                                10/16/06

I.    Servicing Fee                                                                        1,378,558.20
      Servicing Fee per $1000                                                                1.16666667

II.   Administration Fee                                                                       1,000.00
      Administration Fee per $1000                                                           0.00084629

III.  Initial Number of Accounts                                                                 52,280
      Initial Pool Balance                                                             1,181,621,314.04
      Less: Initial Yield Supplement Overcollateralization Amount                         14,114,960.16
      Initial Adjusted Pool Balance                                                    1,167,506,353.88

      Number of Accounts at the beginning of the Collection Period                               52,280
      Pool Balance at the beginning of the Collection Period                           1,181,621,314.04
      Less: Initial Yield Supplement Overcollateralization Amount                         14,114,960.16
      Adjusted Pool Balance at the beginning of the Collection Period                  1,167,506,353.88
      Adjusted Pool Factor at the beginning of the Collection Period                             1.0000

      Number of Accounts at the end of the Collection Period                                     51,047
      Pool Balance at the end of the Collection Period                                 1,124,867,865.43
      Less: Yield Supplement Overcollateralization Amount                                 13,510,715.70
      Adjusted Pool Balance at the end of the Collection Period                        1,111,357,149.73
      Adjusted Pool Factor at the end of the Collection Period                                   0.9519

IV.   Repurchase Amounts for Repurchased Receivable
      By Seller                                                                                    0.00
      By Servicer                                                                                  0.00
      TOTAL                                                                                        0.00

V.    Realized Net Losses for Collection Period                                                    0.00

VI.   Total Distribution Amount                                                           66,871,395.03
      Servicing Fee                                                                        1,378,558.20
      Administration Fee                                                                       1,000.00
      Noteholders Distribution Amount                                                     65,369,477.01
      B Distribution Amount                                                                  122,359.82
      Distribution to Class R Certificates                                                         0.00

            Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                                                                     Page 3 of 6
                          Chase Auto Owner Trust 2006-B
                                October 16, 2006

                             MONTHLY SERVICER REPORT

I.    Available Amount in the Collection Account
      A. Credits
      1. Payments from Obligors Applied to Collection Period
      a. Principal Payments                                                               56,753,448.61
      b. Other Interest Payments                                                          10,117,946.42
      c. Total                                                                            66,871,395.03

      2. Proceeds from Repurchased Receivables
      a. Principal Payments (Current Period)                                                       0.00
      b. Interest Payments (Current Period)                                                        0.00
      c. Total                                                                                     0.00

      3. Recovery of Defaulted Receivables                                                         0.00

      4. Advance Recoveries Before Cut-off Date
      a. Principal                                                                            -9,126.94
      b. Interest                                                                                  0.00
      c. Total                                                                                -9,126.94

      5. Net Adjustments                                                                           0.00

      6. Total Credits                                                                    66,862,268.09
      B. Debits
      1. Advance Recovery Amount
      a. Principal                                                                            -9,126.94
      b. Interest.                                                                                 0.00
      c. Total                                                                                -9,126.94

      2. Reversal of Defaulted Contracts                                                           0.00

      3. Total Debits                                                                         -9,126.94

      C. Total Available Amount (Lines A-B)                                               66,871,395.03

 II.  Monthly Disbursements

      A. Servicing Fee
      a. Monthly Servicing Fee                                                             1,378,558.20
      b. Unpaid Monthly Servicing Fee                                                              0.00
      c. Total                                                                             1,378,558.20

      B. Administrative Fee
      a. Monthly Administration Fee                                                            1,000.00
      b. Unpaid Monthly Administration Fee                                                         0.00
      c. Total                                                                                 1,000.00

            Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                                                                     Page 4 of 6
                          Chase Auto Owner Trust 2006-B
                                October 16, 2006

                             MONTHLY SERVICER REPORT

      C. Noteholders' Interest Distributable Amount
      Class A-1 Monthly Interest                                                           1,197,013.33
      Class A-1 Carryover Shortfall                                                                0.00
      Class A-1 Total                                                                      1,197,013.33
      Class A-2 Monthly Interest                                                           1,332,906.67
      Class A-2 Carryover Shortfall                                                                0.00
      Class A-2 Total                                                                      1,332,906.67
      Class A-3 Monthly Interest                                                           1,518,480.00
      Class A-3 Carryover Shortfall                                                                0.00
      Class A-3 Total                                                                      1,518,480.00
      Class A-4 Monthly Interest                                                           1,228,171.47
      Class A-4 Carryover Shortfall                                                                0.00
      Class A-4 Total                                                                      1,228,171.47
      Total for Notes Monthly Interest                                                     5,276,571.47
      Total for Notes Carryover Shortfall                                                          0.00
      Total for Notes Total                                                                5,276,571.47
      D. 'B Interest Distributable Amount'
      Class B Monthly Interest                                                               122,359.82
      Class B Carryover Shortfall                                                                  0.00
      Class B Total                                                                          122,359.82
      E. Noteholders' Principal Distributable Amount
      Class A-1 Monthly Principal                                                         60,092,905.54
      Class A-1 Carryover Shortfall                                                                0.00
      Class A-1 Total                                                                     60,092,905.54
      Class A-2 Monthly Principal                                                                  0.00
      Class A-2 Carryover Shortfall                                                                0.00
      Class A-2 Total                                                                              0.00
      Class A-3 Monthly Principal                                                                  0.00
      Class A-3 Carryover Shortfall                                                                0.00
      Class A-3 Total                                                                              0.00
      Class A-4 Monthly Principal                                                                  0.00
      Class A-4 Carryover Shortfall                                                                0.00
      Class A-4 Total                                                                              0.00
      Total for Notes Monthly Principal                                                   60,092,905.54
      Total for Notes Carryover Shortfall                                                          0.00
      Total for Notes Total                                                               60,092,905.54

      F. 'B Principal Distributable Amount'
      Class B Monthly Principal                                                                    0.00
      Class B Carryover Shortfall                                                                  0.00
      Class B Total                                                                                0.00
      G. Total Disbursements                                                              66,871,395.03

 III  Payment Deficiency Amount
      A. Scheduled Disbursements(items 1 through 6 in Distribution Waterfall)             30,811,339.76
      B. Available Amount                                                                 66,871,395.03
      C. Payment Deficiency Amount(max of lines A-B and 0)                                         0.00

            Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                                                                     Page 5 of 6
                          Chase Auto Owner Trust 2006-B
                                October 16, 2006

                             MONTHLY SERVICER REPORT

IV.   Pool Balance Reduction Allocation for Collection Period
      A. Beginning Pool Balance                                                        1,181,621,314.04

      B. Pool Balance Reduction
      1. Available Principal
      a. Principal Payments                                                               56,753,448.61
      b. From Repurchased Receivables                                                              0.00
      c. Total                                                                            56,753,448.61

      2. From Defaulted Receivables                                                                0.00

      3. Total Pool Balance Reduction                                                     56,753,448.61

      C. Ending Pool Balance                                                           1,124,867,865.43

      D. Allocations

      1. Monthly Principal Allocation
      a. Notes                                                                            60,092,905.54
      b. B Class                                                                                   0.00

 V.   Delinquency and Defaults
      A. Delinquency

                   Group Totals
             -----------   ------    ----------    ------------
                Period     Number    Delinquency    Principal
                                       Amount        Balance
             -----------   ------    ----------    ------------
              30-59 days    115       96,811.47    2,798,162.61
             -----------   ------    ----------    ------------
              60-89 days    23        35,468.05      719,031.61
             -----------   ------    ----------    ------------
             90-119 days     1         1,327.41       26,797.55
             -----------   ------    ----------    ------------
             120-149 day     0             0.00            0.00
             -----------   ------    ----------    ------------
             150-179 day     0             0.00            0.00
             -----------   ------    ----------    ------------
             180-209 day     0             0.00            0.00
             -----------   ------    ----------    ------------
             210-239 day     0             0.00            0.00
             -----------   ------    ----------    ------------
              240+ days      0             0.00            0.00
             -----------   ------    ----------    ------------
                Total       139      133,606.93    3,543,991.77
             -----------   ------    ----------    ------------

      B. Principal amount of loans in defaulted receivables                                        0.00

      C. Delinquency Percentage
      1. Outstanding principal balance for delinquency >= 60 days                            745,829.16
      2. Pool Principal Ending Balance                                                 1,124,867,865.43
      3. Delinquency Percentage                                                              0.06630371%

      D. Net Loss Ratio for Current Period:
      1. Principal Balance of Defaulted Receivables                                                0.00
      2. Principal Recoveries on Defaulted Receivables                                             0.00
      3. Average Pool Balance for Collection Period                                    1,153,244,589.74
      4. Net Loss Ratio for Current Period (12*(1-2)/3)                                      0.00000000%

      Weighted Average Coupon                                                                    7.4821%

            Copyright 2005 JPMorgan Chase & Co. All rights reserved.

                                                                     Page 6 of 6
                          Chase Auto Owner Trust 2006-B
                                October 16, 2006

                             MONTHLY SERVICER REPORT

      Weighted Average Original Maturity (Months)                                                 62.71
      Weighted Average Remaining Maturity (Months)                                              61.3863

VI.   Calculation of Target Overcollateralization Amount
      Greater of:
      (A) 1.25% of Ending Adjusted Pool Balance                                           13,891,964.37
      (B) 0.50% of Original Adjusted Pool Balance                                          5,837,531.77
      Target Overcollateralization Amount:                                                13,891,964.37

VII.  Calculation of Priority Principal Distribution Amount
      Beginning A Note Balance                                                         1,135,390,000.00
      Less: Ending Adjusted Pool Balance                                               1,111,357,149.73
      Priority Principal Distribution Amount:                                             24,032,850.27

VIII. Calculation of Target Principal Distribution Amount
      Beginning Note Balance                                                           1,161,660,000.00
      Less: Ending Adjusted Pool Balance                                               1,111,357,149.73
      Less: Target Overcollateralization Amount                                           13,891,964.37
      Target Principal Distribution Amount:                                               64,194,814.64

IX.   Calculation of Regular Principal Distribution Amount
      Target Principal Distribution Amount                                                64,194,814.64
      Less: Priority Principal Distribution Amount                                        24,032,850.27
      Regular Principal Distribution Amount:                                              40,161,964.37

X.    Calculation of Noteholders' Principal Distribution Amount
      (X)Beginning A Note Balance                                                      1,135,390,000.00
      Less: the lesser of:
      (A) 94.5% of the End. Adj. Pool Bal.                                             1,050,232,506.49
      (B) the difference of (i) the End.Adj. Pool Balance
          and (ii) the Target OC Amount                                                1,097,465,185.36
      Noteholders' Principal Distribution Amount                                          85,157,493.51

XI    Calculation of B Principal Distribution Amount
      Target Principal Distribution Amount                                                64,194,814.64
      Less: Noteholders' Principal Distribution Amount                                    64,194,814.64
      B Principal Distribution Amount:                                                             0.00

XII.  Distribution Waterfall
      Total Available Collections                                                         66,871,395.03
      1. Less Servicer Fee                                                                 1,378,558.20
      2. Less Administration Fee                                                               1,000.00
      Total Available to Trust                                                            65,491,836.83
      3. Less Note Interest Distribution                                                   5,276,571.47
      4. Less Available Priority Payment                                                  24,032,850.27
      5. Less B Interest Distribution                                                        122,359.82
      6. Less Available Regular Principal Distribution                                    36,060,055.27
      7. Distribution to Class R Certificate                                                       0.00

                      Copyright 2005 JPMorgan Chase & Co. All rights reserved.